BALANCE SHEETS COMPONENTS - Other Long-term Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
BALANCE SHEETS COMPONENTS
Deferred rent			$ 28,881	$ 26,175
Customer deposits	$ 11,908		8,028	1,374
Capital lease liabilities			1,996
Operating leases liabilities, net of current portion	152,639
Total other long-term liabilities	$ 164,547	$ 125,057	$ 38,905	$ 27,793